Risk Management Activities - Summary of Effect of Change in Finance Expense on Group's Profit or Loss had LIBOR and Prime Differed as Indicated (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) ExchangeRates	Dec. 31, 2022 USD ($) ExchangeRates	Dec. 31, 2021 ExchangeRates
Rand
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing exchange rate | ExchangeRates	18.30	17.02	15.94
Average exchange rate | ExchangeRates	18.45	16.37	14.79
Closing foreign exchange rate | Rand
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing exchange rate | ExchangeRates	18.30	17.02
Sensitivity to BBSY interest rates | Closing foreign exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average exchange rate | ExchangeRates	0.68	0.69
-0.1
Disclosure of nature and extent of risks arising from financial instruments [line items]
(Decrease)/increase in OCI	$ (6.6)	$ (3.5)
-0.05
Disclosure of nature and extent of risks arising from financial instruments [line items]
(Decrease)/increase in OCI	(3.3)	(1.7)
Increase/(decrease) in OCI	6.3	10.1
0.05
Disclosure of nature and extent of risks arising from financial instruments [line items]
(Decrease)/increase in OCI	3.3	1.7
Increase/(decrease) in OCI	(5.5)	(8.0)
0.1
Disclosure of nature and extent of risks arising from financial instruments [line items]
(Decrease)/increase in OCI	6.6	3.5
-0.025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in OCI	3.0	4.7
0.025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in OCI	(2.8)	(4.2)
-0.01
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in equity accounted investee	3.3
-0.01 | Sensitivity to interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(2.0)	(1.6)
-0.01 | Sensitivity to interest rates | Sensitivity to LIBOR/SOFR/CDOR interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(1.2)	(0.8)
-0.01 | Sensitivity to interest rates | Sensitivity to BBSY interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(0.8)	(0.8)
0.01
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in equity accounted investee	(2.8)
0.01 | Sensitivity to interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	2.0	1.6
0.01 | Sensitivity to interest rates | Sensitivity to LIBOR/SOFR/CDOR interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	1.2	0.8
0.01 | Sensitivity to interest rates | Sensitivity to BBSY interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	0.8	0.8
1 year earlier
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in OCI	10.8	10.3
1 year later
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in OCI	(16.5)	(10.9)
6 months earlier
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in equity accounted investee	0.0
6 months later
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in equity accounted investee	(6.7)
-0.015 | Sensitivity to interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(2.9)	(2.5)
-0.015 | Sensitivity to interest rates | Sensitivity to LIBOR/SOFR/CDOR interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(1.7)	(1.3)
-0.015 | Sensitivity to interest rates | Sensitivity to BBSY interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(1.2)	(1.2)
-0.005 | Sensitivity to interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(1.0)	(0.8)
-0.005 | Sensitivity to interest rates | Sensitivity to LIBOR/SOFR/CDOR interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(0.6)	(0.4)
-0.005 | Sensitivity to interest rates | Sensitivity to BBSY interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(0.4)	(0.4)
0.005 | Sensitivity to interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	1.0	0.8
0.005 | Sensitivity to interest rates | Sensitivity to LIBOR/SOFR/CDOR interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	0.6	0.4
0.005 | Sensitivity to interest rates | Sensitivity to BBSY interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	0.4	0.4
0.015 | Sensitivity to interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	2.9	2.5
0.015 | Sensitivity to interest rates | Sensitivity to LIBOR/SOFR/CDOR interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	1.7	1.3
0.015 | Sensitivity to interest rates | Sensitivity to BBSY interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	$ 1.2	$ 1.2